NEUBERGER&BERMAN
EQUITY TRUST

      SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997, AS AMENDED MAY 14, 1998

I. The section which provides a summary of the features of Neuberger&Berman FOCUS Trust (page 4) is revised to read as follows:

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FOCUS TRUST                Value fund, more           Invests principally in
                           concentrated portfolio     common stocks selected
                           than Guardian.  May        from 13 multi-industry
                           invest without regard to   sectors of the economy.
                           market capitalization.     To maximize potential
                                                      return, the Portfolio
                                                      normally makes at least
                                                      90% of its investments in
                                                      not more than six sectors
                                                      of the economy believed by
                                                      the portfolio manager to
                                                      be undervalued.
--------------------------------------------------------------------------------


II. The following disclosure regarding Neuberger&Berman FOCUS Portfolio is added to page 19 of the Prospectus:

INVESTMENT PROGRAMS - NEUBERGER&BERMAN FOCUS PORTFOLIO

      The   Portfolio   may  invest  in  stocks  of   companies  of  any  market
capitalization. For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 25.

III. The paragraphs regarding the portfolio management of Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN Portfolio in the section
     "Management and Administration - Investment Manager, Administrator, Distributor, and Sub-Adviser" (pages 35-36) are revised to read as follows:

MANAGEMENT AND ADMINISTRATION

Investment Manager, Administrator, Distributor and Sub-Adviser

      Neuberger&Berman FOCUS Portfolio -- Kent C. Simons is manager of the Portfolio. Mr. Simons is Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio since 1988.

      Neuberger&Berman GUARDIAN Portfolio -- Kevin L. Risen and Rick White are co-managers of the Portfolio. Mr. Risen is a Vice President of N&B
Management and a principal of Neuberger&Berman. Mr. Risen has had responsibility for Neuberger&Berman GUARDIAN Portfolio since 1996, and during the prior year, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995. Mr. White is a Vice President of N&B Management. He has had responsibility for Neuberger&Berman GUARDIAN Portfolio since September 1998. From 1989 to September 1998, he was a portfolio manager for a mutual fund managed by a prominent investment adviser.


The date of this Supplement is September 11, 1998.